Income Taxes - Schedule of Deferred Tax Assets for Federal Income Taxes (Details) - Unite Acquisition 1 Corp. [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Accrued advisory fees		$ 3,127
Accrued officer compensation		6,879
Net operating loss carryforwards – State and Federal	85,817	25,424
Gross deferred tax assets	85,817	35,430
Valuation allowance	(85,817)	(35,430)
Deferred tax assets, net of valuation allowance